SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On May 1, 2025, the Company issued at-market, unsecured convertible notes with gross proceeds of $900. Funds totaling $236 received from investors as of March 31, 2025, prior to the issuance of the convertible notes, are reflected in the consolidated balance sheet as advances from investors. The convertible notes bear interest at 12.0% and have a maturity of 180 days. The convertible notes are subject to voluntary and automatic provisions for conversion into the Company’s common stock, as well as conversion into warrants to purchase the Company’s common stock for a five-year period at a price of $1.04. Certain members of the Company’s board of directors, an officer and consultants to the Company acquired $350 of the convertible notes.

On June 13, 2025, the Company executed a 6:1 reverse stock split affecting both the authorized and issued and outstanding amounts of its Common Stock and Preferred Stock.  These consolidated financial statements reflect the impact of this reverse stock split.

On June 24, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors for the issuance and sale in a private placement of (i) 136,843 shares of Common Stock, (ii) up to 93,180 shares of Common Stock issuable upon the exercise of pre-funded warrants (the “Pre-Funded Warrants”), (iii) up to 460,046 shares of Common Stock issuable upon the exercise of common warrants at an exercise price of $5.82 per share (the “$5.82 Warrants”), and (iv) 230,023 shares of Common Stock issuable upon the exercise of warrants at an exercise price of $10.00 per share (the “$10.00 Warrants”). The private placement was priced at the market on June 24, 2025 and closed on June 26, 2025. Each share or, in lieu of shares, each Pre-Funded Warrant, was issued and sold in the private placement along with two (2) $5.82 Warrants and one (1) $10.00 Warrant. The combined purchase price for the securities was (i) $6.195 per share of Common Stock and three accompanying warrants and (ii) $6.194 per Pre-Funded Warrant and three accompanying warrants.

On July 2, 2025, the Company granted options to the CEO of the Company to purchase an aggregate total of 40,393 shares of the Company’s common stock with an exercise price of $11.03.

On July 2, 2025, the Company granted options to certain employees and consultants of the Company to purchase an aggregate total of 58,473 shares of the Company’s common stock with an exercise price of $11.03.

NOTE 10 – SUBSEQUENT EVENTS

On February 28, 2025, an additional 80,693 shares of our common stock were reserved for issuance pursuant to the 2018 Plan.

On May 1, 2025, the Company issued at-market, unsecured convertible notes with gross proceeds of $900. Funds totaling $236 received from investors as of March 31, 2025, prior to the issuance of the convertible notes, are reflected in the consolidated balance sheet as advances from investors. The convertible notes bear interest at 12.0% and have a maturity of 180 days. The convertible notes are subject to voluntary and automatic provisions for conversion into the Company’s common stock, as well as conversion into warrants to purchase the Company’s common stock for a five-year period at a price of $1.04. Certain members of the Company’s board of directors, an officer and consultants to the Company acquired $350 of the convertible notes.

On June 13, 2025, the Company executed a 6:1 reverse stock split affecting both the authorized and issued and outstanding amounts of its Common Stock and Preferred Stock.  These consolidated financial statements reflect the impact of this reverse stock split.

On June 24, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors for the issuance and sale in a private placement of (i) 136,843 shares of Common Stock, (ii) up to 93,180 shares of Common Stock issuable upon the exercise of pre-funded warrants (the “Pre-Funded Warrants”), (iii) up to 460,046 shares of Common Stock issuable upon the exercise of common warrants at an exercise price of $5.82 per share (the “$5.82 Warrants”), and (iv) 230,023 shares of Common Stock issuable upon the exercise of warrants at an exercise price of $10.00 per share (the “$10.00 Warrants”). The private placement was priced at the market on June 24, 2025 and closed on June 26, 2025. Each share or, in lieu of shares, each Pre-Funded Warrant, was issued and sold in the private placement along with two (2) $5.82 Warrants and one (1) $10.00 Warrant. The combined purchase price for the securities was (i) $6.195 per share of Common Stock and three accompanying warrants and (ii) $6.194 per Pre-Funded Warrant and three accompanying warrants.

On July 2, 2025, the Company granted options to the CEO of the Company to purchase an aggregate total of 40,393 shares of the Company’s common stock with an exercise price of $11.03.

On July 2, 2025, the Company granted options to certain employees and consultants of the Company to purchase an aggregate total of 58,473 shares of the Company’s common stock with an exercise price of $11.03.